Lease (Details) - Schedule of operating lease costs $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Operating Lease Costs Abstract
Operating lease cost	$ 775
Variable lease cost	18
Total net lease costs	$ 793